Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of Level 3 to Level 2 Within the Fair Value Hierarchy

The following table presents the change in fair value from December 31, 2022 to June 30, 2023:

Warrant liabilities
Level 2 financial instruments as of December 31, 2022	$17,676
Change in fair value	8,838
Level 2 financial instruments as of March 31, 2023	26,514
Change in fair value	(16,203)
Level 2 financial instruments as of June 30, 2023	$10,311
Warrant liabilities
Level 3 financial instruments as of December 31, 2021	$170,867
Change in fair value	(67,758)
Level 3 financial instruments as of March 31, 2022	103,109
Change in fair value	(41,244)
Transfer to Level 2	(67,865)
Level 3 financial instruments as of June 30, 2022	$—
The following table presents information about the transfer from Level 3 to Level 2 within the fair value hierarchy during the year ended December 31, 2022:
	Warrant liabilities	Total Level 3 Financial Instruments
Level 3 financial instruments as of December 31, 2021	$170,867	$170,867
Change in fair value	(153,191)	(153,191)
Transfer to Level 2	(17,676)	(17,676)
Level 3 financial instruments as of December 31, 2022	$—	$—

Schedule of Assets that are Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Marketable securities held in Trust Account	$13,650,778	$13,650,778	$—	$—

Liabilities:
Warrant liabilities	$10,311	$—	$10,311	$—
		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Marketable securities held in Trust Account	$12,841,399	$12,841,399	$—	$—

Liabilities:
Warrant liabilities	$17,676	$—	$17,676	$—
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Marketable securities held in Trust Account	$12,841,399	$12,841,399	$—	$—

Liabilities:
Warrant liabilities	$17,676	$—	$17,676	$—
		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Marketable securities held in Trust Account	$57,340,207	$57,340,207	$—	$—

Liabilities:
Warrant liabilities	$170,867	$—	$—	$170,867

Schedule of Initial Measurement	In order to calculate the fair value of the Public Warrants at the IPO date for purposes of establishing the initial allocation of costs, the Company utilized the following inputs to the Monte Carlo simulation model for the initial measurement:
Underlying common stock price	$9.48
Risk free rate	0.82%
Unit purchase price	$10.00
Estimated term	5 Years
Volatility	13.5%